Risk Management - Summary of Effect of Conditional Master Netting and Similar Arrangements (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 20,280	$ 30,290
Amounts subject to an enforceable master netting arrangement or similar agreements	(8,593)	(13,243)
Financial and cash collateral pledged (received)	(11,393)	(16,927)
Net amount including financing entities	294	120
Net amounts excluding financing entities	294	120
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(11,476)	(16,429)
Amounts subject to an enforceable master netting arrangement or similar agreements	8,593	13,243
Financial and cash collateral pledged (received)	2,603	2,835
Net amount including financing entities	(280)	(351)
Net amounts excluding financing entities	(79)	(71)
Derivative Assets [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	18,226	28,685
Amounts subject to an enforceable master netting arrangement or similar agreements	(8,410)	(13,243)
Financial and cash collateral pledged (received)	(9,522)	(15,323)
Net amount including financing entities	294	119
Net amounts excluding financing entities	294	119
Securities lending [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	564	889
Financial and cash collateral pledged (received)	(564)	(889)
Reverse repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	1,490	716
Amounts subject to an enforceable master netting arrangement or similar agreements	(183)
Financial and cash collateral pledged (received)	(1,307)	(715)
Net amount including financing entities		1
Net amounts excluding financing entities		1
Derivative Liabilities [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(10,940)	(16,076)
Amounts subject to an enforceable master netting arrangement or similar agreements	8,410	13,243
Financial and cash collateral pledged (received)	2,250	2,482
Net amount including financing entities	(280)	(351)
Net amounts excluding financing entities	(79)	(71)
Repurchase agreements [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments presented in the Consolidated Statements of Financial Position	(536)	(353)
Amounts subject to an enforceable master netting arrangement or similar agreements	183
Financial and cash collateral pledged (received)	$ 353	353
Net amount including financing entities
Net amounts excluding financing entities